Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2018
Transactions with related parties (Tables) [Abstract]
The main transactions with related parties

Related-party transactions (direct and indirect) are carried out according to IAS 24, the Organization has a Transaction Policy with related parties disclosed on the Investor Relations website. The transactions are carried out under conditions and at rates consistent with those entered into with third parties at that time. The transactions are as follows:

	R$ thousand
	Controllers (1)		Associates and Jointly controlled companies (2)		Key Management Personnel (3)		Total
	On December 31
	2018	2017	2018	2017	2018	2017	2018	2017
Assets
Loans and advances to banks	-	-	585,191	724,369	-	-	585,191	724,369
Securities and derivative financial instruments	16,015	-	19,267	-	-	-	35,282	-
Other assets	9	-	326,762	3,572	49,244	-	376,015	3,572
Liabilities
Customer and financial institution resources	2,899,619	903,590	1,098,865	347,816	120,586	97,309	4,119,070	1,348,715
Securities and subordinated debt securities	8,569,271	6,632,932	-	-	797,182	1,395,107	9,366,453	8,028,039
Other liabilities (4)	1,541,011	2,302,970	10,101,886	8,827,877	5,484	-	11,648,381	11,130,847

Main transactions with related parties
	R$ thousand
	Controllers (1)			Associates and Jointly controlled companies (2)			Key Management Personnel (3)			Total
	Years ended December 31
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Revenues and expenses
Net interest income	(778,829)	(887,059)	(1,129,931)	(11,814)	40,671	(41,814)	(55,045)	(84,818)	(108,333)	(845,688)	(931,206)	(1,280,078)
Other revenues	334	-	-	315,832	441,381	360,286	247	-	-	316,413	441,381	360,286
Other expenses	(50,745)	(2,652)	(2,391)	(2,635,494)	(289,100)	(224,444)	323,130	-	-	(2,363,109)	(291,752)	(226,835)

(1) Cidade de Deus Cia. Coml. de Participações, Fundação Bradesco, NCF Participações S.A., BBD Participações S.A. and Nova Cidade de Deus Participações S.A.;

(2) Companies listed in Note 32;

(3) Members of the Board of Directors and the Board of Executive Officers; and

(4) Includes interest on shareholders' equity and dividends payable.

Short-term benefits for Management	Short-term benefits for Management
	R$ thousand
	Years ended December 31
	2018	2017	2016
Salaries	485,949	456,262	441,592
Total	485,949	456,262	441,592

Post-employment benefits	Post-employment benefits
	R$ thousand
	Years ended December 31
	2018	2017	2016
Defined contribution supplementary pension plans	474,378	473,663	251,250
Total	474,378	473,663	251,250

Together directly, members of the Board of Directors and Board of the Executive Officers had the following shareholding

Together directly, members of the Board of Directors and the Board of the Executive Officers had the following shareholding in Bradesco:

	On December 31
	2018	2017
Common shares	0.5%	0.5%
Preferred shares	1.1%	1.0%
Total shares (1)	0.8%	0.8%

(1) On December 31, 2018, direct and indirect shareholding of the members of the Board of Directors and the Board of Executive Officers in Bradesco totaled 2.6% of common shares, 1.1% of preferred shares and 1.9% of all shares (2017 - 2.3% of common shares, 1.1% of preferred shares and 1.7% of all shares).